INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSET

	As of December 31, 2025	As of March 31,2025

Net operating loss carryforwards	$153,461	$95,049
Total deferred tax assets	153,461	95,049
Less: valuation allowance	(153,461)	(95,049)
Deferred tax assets, net	$-	$-

Deferred tax assets:	As of March 31,2025	As of March 31,2024

Net operating loss carryforwards	$95,049	$50,792
Total deferred tax assets	95,049	50,792
Less: valuation allowance	(95,049)	(50,792)
Deferred tax assets, net	$-	$-

SCHEDULE OF RECONCILIATION HONG KONG STATUTORY RATE AND EFFECTIVE TAX RATE

The following table reconciles income taxes at statutory rates to the Company’s effective tax:

	For the nine months Ended
	December 31,
	2025	2024
Profit loss before income taxes	$(5,900,892)	$(282,028)
Income taxes computed at statutory tax rate	(99,261)	(14,699)
Reconciling items:

Change in valuation allowance	99,261	14,699
Income tax expense	$-	$-

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended March 31,
	2025	2024	2023
Profit (loss) before income taxes	$(714,680)	$(93,197)	$174,268
Hong Kong Profits Tax rate	8.25%	8.25%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	(58,961)	(7,689)	28,754
Reconciling items:
Tax effect of income that is not taxable*	-	-	(2,021)
Change in valuation allowance	58,961	7,689	(5,688)
Effect of two-tier tax rate	-	-	(21,046)
Income tax expense	$-	$-	$-

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.